COLLABORATION INTEREST-BEARING ADVANCED FUNDING (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Summary of Interest-Bearing Loans and Borrowings

	Effective interest rate	Maturity	December 31, 2023
	%		US$’000
Non-current
Loans from a collaborator	8.07	No specific maturity date	281,328